Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.0%
		Communication Services—1.7%
691,974	[1]	Bumble, Inc.	$ 3,840,456
135,484	[2]	Cinemark Holdings, Inc.	3,659,423
292,427	[1]	E.W. Scripps Co.	710,597
1,409,200	[1]	Lumen Technologies, Inc.	14,486,576
55,012	[1,2]	Sphere Entertainment Co.	3,767,222
		TOTAL	26,464,274
		Consumer Discretionary—9.1%
42,574	[1]	Abercrombie & Fitch Co., Class A	3,088,744
358,404	[1]	Adient PLC	8,311,389
146,260		Advance Auto Parts, Inc.	6,893,234
515,744	[1]	Bed Bath & Beyond, Inc.	3,976,386
634,884		Bloomin Brands, Inc.	4,336,258
29,307	[1]	Brinker International, Inc.	3,184,499
420,909		Caleres, Inc.	4,646,835
313,526	[1]	Capri Holdings Ltd.	6,505,664
632,820	[1]	Coursera, Inc.	5,328,344
496,355	[1]	European Wax Center, Inc.	1,935,784
826,108	[1]	EVgo, Inc.	3,395,304
113,904	[1]	Frontdoor, Inc.	7,566,643
293,894	[1]	Garrett Motion, Inc.	4,978,564
142,979	[1]	Helen of Troy Ltd.	2,663,699
267,761	[2]	Kohl’s Corp.	4,356,471
1,622,579	[2]	Krispy Kreme, Inc.	5,825,059
90,809	[1,2]	Lands’ End, Inc.	1,429,334
508,802	[1]	National Vision Holdings, Inc.	13,101,651
415,281	[1,2]	PetMed Express, Inc.	1,067,272
47,681		Polaris, Inc., Class A	3,151,714
68,521	[1]	Revolve Group, Inc.	1,515,685
154,694	[1]	Rush Street Interactive, Inc.	2,623,610
936,565	[1]	Stoneridge, Inc.	6,378,008
6,665	[1]	Stride, Inc.	453,487
265,197		Super Group SGHC Ltd.	2,864,128
512,645	[1,2]	Sweetgreen, Inc.	3,224,537
23,244		Texas Roadhouse, Inc.	3,802,254
503,969	[1]	ThredUp, Inc.	4,429,887
864,918	[1]	Udemy, Inc.	4,925,708
69,874	[1]	Universal Technical Institute, Inc.	2,076,655
128,785	[1]	Victoria’s Secret & Co.	4,539,671
253,646		Wolverine World Wide, Inc.	5,757,764
		TOTAL	138,334,242
		Consumer Staples—2.0%
27,869		Cal-Maine Foods, Inc.	2,446,898
699,398	[1]	Hain Celestial Group, Inc.	811,302
799,919		MGP Ingredients, Inc.	19,358,040
117,568		Nu Skin Enterprises, Inc., Class A	1,260,329
17,505	[1]	Sprouts Farmers Market, Inc.	1,382,195
42,885		Turning Point Brands, Inc.	3,855,361

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
43,064	[1]	United Natural Foods, Inc.	$ 1,621,360
		TOTAL	30,735,485
		Energy—3.9%
245,160		Ardmore Shipping Corp.	3,086,564
289,869	[1]	CNX Resources Corp.	9,756,991
263,392		Comstock Resources, Inc.	4,938,600
118,014		Delek US Holdings, Inc.	4,456,209
348,129	[1]	DMC Global, Inc.	2,805,920
680,687	[1]	Green Plains, Inc.	6,997,462
45,530	[2]	Kinetik Holdings, Inc.	1,753,360
24,664	[1]	Nabors Industries Ltd.	1,196,697
28,483	[1]	Oceaneering International, Inc.	663,369
309,021	[1]	Oil States International, Inc.	1,844,855
211,054		Peabody Energy Corp.	5,787,101
50,692	[1]	Seadrill Ltd.	1,599,839
221,732	[1]	Tidewater, Inc.	11,217,422
26,901	[1]	Valaris Ltd.	1,509,684
33,056		World Kinect Corp.	854,498
		TOTAL	58,468,571
		Financials—17.7%
184,470		Acadian Asset Management, Inc.	8,873,007
44,200		Alerus Financial Corp.	933,504
206,922		Amalgamated Financial Corp.	5,640,694
265,252		Artisan Partners Asset Management, Inc.	11,580,902
7,753		BancFirst Corp.	843,992
70,789		Banco Latinoamericano de Comercio Exterior S.A., Class E	3,044,635
366,978		BankUnited, Inc.	14,708,478
19,237		Bread Financial Holdings, Inc.	1,205,198
1,088,828		BrightSpire Capital, Inc.	5,618,352
439,444		Byline Bancorp, Inc.	11,750,733
355,839		CNO Financial Group, Inc.	14,240,677
73,723	[1]	Customers Bancorp, Inc.	4,948,288
39,038		Employers Holdings, Inc.	1,488,519
286,072		FB Financial Corp.	15,450,749
38,128		Financial Institutions, Inc.	1,083,979
35,085		First Business Financial Services, Inc.	1,775,652
712,426		Flagstar Bank, N.A.	8,135,905
81,071	[1]	Flywire Corp.	1,079,866
120,421		Fulton Financial Corp.	2,091,713
473,729	[1]	Hamilton Insurance Group, Ltd.	11,213,165
27,755		HCI Group, Inc.	5,662,298
31,294		Hometrust Bancshares, Inc.	1,230,167
113,779		Independent Bank Corp./MI	3,438,401
161,217		Jackson Financial, Inc.	16,252,286
81,884	[1,2]	Lemonade, Inc.	4,919,591
360,820	[1]	LendingClub Corp.	6,274,660
89,116	[1]	LendingTree, Inc.	5,703,424
47,003		Mercury General Corp.	3,633,332
65,508	[1]	NCR Atleos Corp.	2,417,245
168,875		OFG Bancorp	6,528,707
66,248	[1]	Palomar Holdings, Inc.	7,552,934
128,369	[1]	Payoneer Global, Inc.	743,257

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
39,120		Peapack-Gladstone Financial Corp.	$ 989,736
27,694		Preferred Bank Los Angeles, CA	2,499,383
95,810		QCR Holdings, Inc.	7,127,306
118,346		RLI Corp.	6,977,680
31,853	[1]	Root, Inc.	2,564,804
323,674	[1]	Siriuspoint Ltd.	5,890,867
284,851	[1]	Skyward Specialty Insurance Group, Inc.	12,986,357
265,681	[1]	StoneCo Ltd.	5,050,596
79,179	[1]	Texas Capital Bancshares, Inc.	6,638,367
160,092		The Bank of NT Butterfield & Son Ltd.	7,405,856
320,534		Trustmark Corp.	11,930,275
33,509		UMB Financial Corp.	3,581,442
42,612		Universal Insurance Holdings, Inc.	1,313,302
33,179		Victory Capital Holdings, Inc.	2,066,056
138,739		Western New England Bancorp, Inc.	1,577,462
		TOTAL	268,663,799
		Health Care—18.0%
823,005	[1]	4D Molecular Therapeutics, Inc.	9,464,557
195,071	[1]	ADMA Biologics, Inc.	3,019,699
251,466	[1]	Alignment Healthcare, Inc.	4,239,717
453,437	[1]	AMN Healthcare Services, Inc.	8,928,175
1,058,272	[1,2]	Aquestive Therapeutics, Inc.	7,217,415
357,864	[1,2]	Arcutis Biotherapeutics, Inc.	9,057,538
387,350	[1]	Arvinas, Inc.	3,927,729
66,163	[1]	Aveanna Healthcare Holdings, Inc.	598,775
36,223	[1]	Axsome Therapeutics, Inc.	4,889,743
110,647	[1]	BioCryst Pharmaceuticals, Inc.	809,936
413,054	[1,2]	Biomea Fusion, Inc.	561,753
163,560	[1]	Bridgebio Pharma, Inc.	10,245,398
257,997	[1]	BrightSpring Health Services, Inc.	8,526,801
190,402	[1]	Catalyst Pharmaceutical Partners, Inc.	4,049,851
290,899	[1]	Cogent Biosciences, Inc.	4,741,654
316,030	[1]	Emergent BioSolutions, Inc.	3,944,054
499,594	[1]	EyePoint Pharmaceuticals, Inc.	6,539,685
149,480	[1]	Guardant Health, Inc.	13,904,630
33,398	[1]	Haemonetics Corp.	1,670,234
124,355	[1]	Halozyme Therapeutics, Inc.	8,106,702
122,876	[1]	Harmony Biosciences Holdings, Inc.	3,510,567
219,586	[1]	Indivior PLC	6,449,241
371,379	[1]	Inogen, Inc.	3,060,163
43,050	[1]	Insmed, Inc.	8,162,280
44,211	[1]	iRhythm Technologies, Inc.	8,280,720
1,286,341	[1]	Ironwood Pharmaceuticals, Inc.	2,469,775
364,437	[1,2]	Keros Therapeutics, Inc.	5,546,731
244,231	[1]	Kodiak Sciences, Inc.	4,426,687
12,146	[1]	Krystal Biotech, Inc.	2,398,956
19,020	[1]	Lantheus Holdings, Inc.	1,097,264
22,982		LeMaitre Vascular, Inc.	1,990,471
112,037	[1]	LifeMD, Inc.	662,139
149,105	[1]	Liquida Corporation	3,632,198
69,674	[1]	Livanova PLC	3,666,943
3,308	[1]	Madrigal Pharmaceuticals, Inc.	1,385,721

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
229,141	[1]	Mirum Pharmaceuticals, Inc.	$ 16,647,094
1,004,639	[1]	Myriad Genetics, Inc.	8,077,298
943,027	[1]	Neogen Corp.	5,818,477
288,264	[1]	Omnicell, Inc.	9,677,022
69,633	[1]	Outset Medical, Inc.	913,585
71,905	[1]	Pediatrix Medical Group, Inc.	1,220,228
394,352	[1]	Prothena Corp. PLC	4,239,284
121,514	[1]	Rhythm Pharmaceuticals, Inc.	13,823,433
333,241	[1]	Rocket Pharmaceuticals, Inc.	1,256,319
168,829	[1]	RxSight, Inc.	1,484,007
150,022	[1]	Siga Technologies, Inc.	1,242,182
385,943	[1]	Tactile Systems Technology, Inc.	5,816,161
87,610	[1]	Teladoc Health, Inc.	756,074
245,952	[1]	TruBridge, Inc.	4,727,197
624,548	[1]	Vanda Pharmaceuticals, Inc.	2,716,784
180,110	[1]	Varex Imaging Corp.	2,105,486
362,184	[1]	Waystar Holding Corp.	12,984,296
434,535	[1]	Xeris Biopharma Holdings, Inc.	4,214,989
171,954	[1]	Zymeworks, Inc.	3,281,742
		TOTAL	272,185,560
		Industrials—18.6%
177,222	[1]	Allegiant Travel Co.	11,019,664
154,704	[1]	Amprius Technologies, Inc.	2,179,779
420,209	[1]	Array Technologies, Inc.	3,639,010
72,618		Atkore, Inc.	5,028,796
76,540		Atmus Filtration Technologies, Inc.	3,481,039
111,290	[1]	Bloom Energy Corp.	14,708,086
95,146	[1]	Blue Bird Corp.	4,753,494
329,259	[1]	BrightView Holdings, Inc.	4,056,471
47,542	[1]	Concrete Pumping Holdings, Inc.	303,793
39,235	[1]	Construction Partners, Inc.	4,486,522
161,576	[1]	CoreCivic, Inc.	2,994,003
19,388		Emcor Group, Inc.	13,102,023
151,031	[1]	Fluor Corp.	7,365,782
224,775	[1]	Forrester Research, Inc.	1,602,646
126,232	[1]	Franklin Covey Co.	2,143,419
315,004	[1]	Fuelcell Energy, Inc.	2,819,286
177,414	[1]	Geo Group, Inc.	3,010,716
90,970		Granite Construction, Inc.	9,361,723
55,195		Griffon Corp.	4,084,982
270,349	[1,2]	Hertz Global Holdings, Inc.	1,386,890
67,890	[1]	Hurco Co., Inc.	1,218,625
53,181	[1]	Huron Consulting Group, Inc.	8,745,084
73,268		Hyster-Yale, Inc.	2,633,252
17,122		Insperity, Inc.	755,423
58,920		Interface, Inc.	1,467,108
1,576,253	[1]	JELD-WEN Holding, Inc.	6,840,938
59,326	[1]	Kratos Defense & Security Solutions	5,374,936
167,657	[1]	Leonardo DRS, Inc.	6,129,540
99,739	[1]	Manitowoc, Inc.	1,014,346
515,285	[1]	Mistras Group, Inc.	4,915,819
7,042		MOOG, Inc., Class A	1,442,554

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
61,335	[1]	MRC Global, Inc.	$ 855,623
553,870		Mueller Water Products, Inc.	14,212,304
103,069	[1]	NEXTracker, Inc.	10,432,644
198,396		Pitney Bowes, Inc.	1,960,152
50,251	[2]	Powell Industries, Inc.	19,265,731
199,270		Primoris Services Corp.	28,200,690
397,252	[1]	Resideo Technologies, Inc.	17,002,386
196,816		REV Group, Inc.	10,090,756
101,804	[1]	Rocket Lab Corp.	6,411,616
142,595	[1]	Shoals Technologies Group, Inc.	1,498,673
91,397	[1]	SkyWest, Inc.	9,183,571
18,374	[1]	Sterling Infrastructure	6,943,535
7,942		Tennant Co.	635,360
16,707		TriNet Group, Inc.	1,002,420
1,629,042	[1,2]	TTEC Holdings, Inc.	5,685,357
61,142	[1]	V2X, Inc.	3,490,597
253,954		Wabash National Corp.	2,036,711
		TOTAL	280,973,875
		Information Technology—16.7%
489,718	[1]	8x8, Inc.	901,081
594,117		Adtran Holdings, Inc.	6,190,699
13,023		Advanced Energy Industries, Inc.	2,640,153
138,613	[1,2]	Applied Digital Corp.	4,804,326
144,057	[1]	Arteris, Inc.	1,960,616
236,481	[1]	Asana, Inc.	3,322,558
47,789	[1]	ASGN, Inc.	2,139,036
351,670	[1]	AvePoint, Inc.	4,947,997
120,823	[1]	Axcelis Technologies, Inc.	9,612,678
29,130	[1]	Bitdeer Technologies Group	646,686
106,941	[1]	Blackline, Inc.	6,122,372
94,718	[1]	Box, Inc.	3,039,501
103,360	[1]	Calix, Inc.	7,071,891
259,514	[1]	Cerence, Inc.	2,784,585
100,808	[1]	Cipher Mining Technologies, Inc.	1,880,069
129,468	[1]	Cleanspark, Inc.	2,304,530
77,925		Clear Secure, Inc.	2,374,375
35,985	[1]	Commvault Systems, Inc.	5,009,832
138,459	[1]	Credo Technology Group Holding Ltd.	25,977,677
53,550	[1]	Digi International, Inc.	1,964,214
120,595	[1,2]	D-Wave Quantum, Inc.	4,469,251
121,755	[1]	Evolv Technologies Holdings, Inc.	942,384
354,781	[1]	Extreme Networks, Inc.	6,747,935
307,847	[1]	Freshworks, Inc.	3,417,102
24,080	[1]	Hut 8 Mining Corp.	1,219,893
39,502	[2]	InterDigital, Inc.	14,298,144
91,437	[1]	IonQ, Inc.	5,703,840
156,159	[1,2]	Life360, Inc.	15,414,455
282,157	[1]	MaxLinear, Inc.	4,274,678
1,086,159		Methode Electronics, Inc., Class A	7,309,850
128,692		Napco Security Technologies, Inc.	5,681,752
68,075	[1]	NetScout Systems, Inc.	1,892,485
63,879	[1]	nLight, Inc.	2,108,646

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
762,021	[1]	ON24, Inc.	$ 4,206,356
389,983	[1]	Pagaya Technologies Ltd.	10,486,643
55,911	[1]	Pagerduty, Inc.	897,931
16,778		Power Integrations, Inc.	702,830
28,872	[1]	Q2 Holdings, Inc.	1,783,135
69,814	[1]	Qualys, Inc.	8,605,274
630,141	[1,2]	Rackspace Technology, Inc.	1,008,226
67,073	[1]	Rigetti Computing, Inc.	2,969,322
61,337	[1]	Riot Platforms	1,213,246
29,562	[1]	Rogers Corp.	2,587,857
312,207	[1]	SkyWater Technology, Inc.	5,458,939
918,106	[1]	Sprinklr, Inc.	7,087,778
449,284	[1]	Sprout Social, Inc.	4,614,147
95,368	[1]	Tenable Holdings, Inc.	2,767,579
59,185	[1,2]	Terawulf, Inc.	917,367
686,705	[1]	Unisys Corp.	2,451,537
90,593	[1]	Varonis Systems, Inc.	3,191,591
64,902	[1]	Viant Technology, Inc.	576,330
348,575	[1]	ViaSat, Inc.	13,880,256
174,811	[1]	Weave Communications, Inc.	1,295,349
801,010	[1]	Yext, Inc.	6,784,555
		TOTAL	252,661,539
		Materials—3.0%
292,743		American Vanguard Corp.	1,308,561
268,527	[1]	Aspen Aerogels, Inc.	2,185,810
67,194	[1]	Clearwater Paper Corp.	1,185,974
225,607	[1]	Coeur Mining, Inc.	3,873,672
26,922		Commercial Metals Corp.	1,598,090
179,049		Compass Minerals International, Inc.	3,104,710
110,959	[1,2]	Flotek Industries, Inc.	1,920,700
14,221		H.B. Fuller Co.	815,859
158,381		Mativ Holdings, Inc.	1,691,509
242,019	[1]	Perimeter Solutions, Inc.	5,689,867
562,586	[1]	SSR Mining, Inc.	12,691,940
1,098,197		SunCoke Energy, Inc.	8,796,558
		TOTAL	44,863,250
		Real Estate—5.9%
118,489		Alexander and Baldwin, Inc.	1,892,269
650,158		American Healthcare REIT, Inc.	29,465,161
2,091,705		Brandywine Realty Trust	7,174,548
46,144		COPT Defense Properties	1,299,877
609,000	[1]	Cushman & Wakefield PLC	9,561,300
263,431		Essential Properties Realty Trust, Inc.	7,871,318
143,979	[2]	NetSTREIT Corp.	2,680,889
547,504		Newmark Group, Inc.	9,761,996
233,827		Outfront Media, Inc.	4,136,400
195,339	[1]	Real Brokerage, Inc./The	726,661
308,259		RMR Group, Inc./The	4,768,767
93,498		SL Green Realty Corp.	4,801,122
180,246		Tanger, Inc.	5,868,810
		TOTAL	90,009,118

Shares			Value
		COMMON STOCKS—continued
		Utilities—2.4%
54,072		Avista Corp.	$ 2,057,440
30,036		Black Hills Corp.	1,905,183
137,250		Brookfield Infrastructure Corp.	6,218,797
63,712		California Water Service Group	2,827,539
19,823		H2O America	916,814
62,942		Hawaiian Electric Industries, Inc.	731,386
12,880	[1]	Oklo, Inc.	1,710,078
33,671		ONE Gas, Inc.	2,700,077
126,726		Otter Tail Corp.	9,785,782
153,077		Portland General Electric Co.	6,992,557
		TOTAL	35,845,653
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,131,227,857)	1,499,205,366
		INVESTMENT COMPANY—7.2%
109,717,498		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[3] (IDENTIFIED COST $109,717,498)	109,717,498
		TOTAL INVESTMENT IN SECURITIES—106.2% (IDENTIFIED COST $1,240,945,355)	1,608,922,864
		OTHER ASSETS AND LIABILITIES - NET—(6.2)%[4]	(94,345,164)
		NET ASSETS—100%	$1,514,577,700
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2025, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 10/31/2025	Shares Held as of 10/31/2025	Dividend Income
Consumer Staples:
MGP Ingredients, Inc.	$15,060,938	$7,998,249	$(715,087)	$(2,332,651)	$(653,409)	$19,358,040	799,919	$—
Health Care:
EyePoint Pharmaceuticals, Inc.	$6,096,443	$—	$(1,268,422)	$1,177,070	$534,594	$6,539,685	499,594	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$21,157,381	$7,998,249	$(1,983,509)	$(1,155,581)	$(118,815)	$25,897,725	1,299,513	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2025	$51,228,116
Purchases at Cost	$341,008,582
Proceeds from Sales	$(282,519,200)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$109,717,498
Shares Held as of 10/31/2025	109,717,498
Dividend Income	$664,044

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$49,224,410	$50,679,532

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Commitee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust